Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (10-K) - USD ($)	Feb. 29, 2020	May 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 25,858
2021		29,311
2022		30,484
2023		31,703
2024		24,484
Total Operating Lease Obligations		141,840
Less: Amount representing interest		(40,919)
Present Value of minimum lease payments	$ 210,601	$ 100,921